Short-Term Loan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Mar. 05, 2024
Short Term Debt [Line Items]
Annual interest rate, percentage	3.50%
Interest income	¥ 926
Revolving Credit Facility [Member]
Short Term Debt [Line Items]
Outstanding balance	¥ 164,300
Repaid borrowings bore a fixed interest rate	3.50%
Total line of credit	¥ 200,000
Line of Credit [Member]
Short Term Debt [Line Items]
Credit facility draw down amount		¥ 98,375
Unused line of credit for the short-term loan	¥ 101,625